CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Current Assets:
Cash and cash equivalents	$ 1,669,569	$ 861,650
Accounts receivable (net of allowance for doubtful accounts of $252,133 at September 30, 2021 and $251,383 at June 30, 2021)	1,711,192	1,878,755
Inventories	2,120,890	1,885,395
Prepaid expenses	142,326	150,635
Total current assets	5,643,977	4,776,435
Fixed Assets:
Machinery and equipment	3,108,023	3,084,511
Leasehold improvements	793,536	792,723
Furniture and fixtures	178,640	178,640
Less—Accumulated depreciation and amortization	3,503,902	3,461,622
Net fixed assets	576,297	594,252
Operating lease right-to-use asset	46,244	61,247
Patents, net	147,743	141,702
Goodwill	687,664	687,664
TOTAL ASSETS	7,101,925	6,261,300
Current Liabilities:
Current portion of capital lease obligation	38,923	38,347
Accounts payable	1,286,240	1,205,149
Customer advances	336,572	450,084
Accrued compensation and other	883,770	589,616
Operating lease liability	46,244	61,247
Total current liabilities	2,758,416	2,511,110
Capital lease obligation, net of current portion	142,446	152,397
Operating lease liability, net of current portion	0	0
Stockholders’ Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding – 13,282,476 shares at September 30, 2021 and at June 30, 2021	132,825	132,825
Additional paid-in capital	50,614,351	50,464,280
Accumulated deficit	(47,742,779)	(47,165,978)
Total stockholders’ equity	4,034,397	3,431,127
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 7,101,925	$ 6,261,300